Schedule II - Valuation and Qualifying Accounts (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Allowance for doubtful accounts
Schedule II - Valuation and Qualifying Accounts
Balance at beginning of year		$ 3	$ 4	$ 2
Net charges to income		4	4	4
Deductions and other	[1]	(5)	(5)	(2)
Balance at end of year		2	$ 3	$ 4
Deferred tax assets valuation allowance
Schedule II - Valuation and Qualifying Accounts
Uncollectible accounts written off, net of recoveries and adjustments		$ 5

[1]	Primarily includes uncollectible accounts written off, net of recoveries and adjustments for foreign currency translation. Valuation allowances related to deferred tax assets were $5 million for the year ended December 31, 2025 and immaterial for the years ended December 31, 2024 and 2023.